Condensed Consolidated Statements of Income (JPY ¥) In Millions, except Per Share data, unless otherwise specified	3 Months Ended				9 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2011		Dec. 31, 2010
Revenues:
Direct financing leases	¥ 12,899		¥ 13,346		¥ 37,998		¥ 38,106
Operating leases	73,857		70,248		223,871		209,514
Interest on loans and investment securities	36,897		40,735		112,370		127,949
Brokerage commissions and net gains on investment securities	648		2,732		19,608		14,013
Life insurance premiums and related investment income	29,791		26,707		93,216		86,272
Real estate sales	9,960		4,007		26,162		23,426
Gains on sales of real estate under operating leases	1,852		1,507		2,105		1,945
Other operating revenues	66,922		67,176		199,257		194,423
Total revenues	232,826		226,458		714,587		695,648
Expenses:
Interest expense	27,460		29,356		84,894		93,695
Costs of operating leases	47,017		46,318		141,563		139,846
Life insurance costs	21,605		20,861		67,766		65,597
Costs of real estate sales	10,828		7,140		27,389		25,768
Other operating expenses	39,746		38,296		119,587		114,073
Selling, general and administrative expenses	48,932		53,438		142,159		150,699
Provision for doubtful receivables and probable loan losses	(529)		5,173		8,268		18,882
Write-downs of long-lived assets	9,582		994		11,482		4,719
Write-downs of securities	3,236		6,034		9,865		17,930
Foreign currency transaction loss (gain), net	(152)		(270)		(248)		(140)
Total expenses	207,725		207,340		612,725		631,069
Operating Income	25,101		19,118		101,862		64,579
Equity in Net Income (loss) of Affiliates	963		3,143		(1,847)		9,014
Gains on Sales of Subsidiaries and Affiliates and Liquidation Losses, Net	675		1,224		2,497		1,570
Income before Income Taxes and Discontinued Operations	26,739		23,485		102,512		75,163
Provision for Income Taxes	2,411		9,679		32,070		29,364
Income from Continuing Operations	24,328		13,806		70,442		45,799
Discontinued Operations:
Income from discontinued operations, net	(511)		4,906		1,670		10,594
Provision for income taxes	202		(1,246)		(652)		(3,809)
Discontinued operations, net of applicable tax effect	(309)	[1]	3,660	[1]	1,018	[1]	6,785	[1]
Net Income	24,019		17,466		71,460		52,584
Net Income Attributable to the Noncontrolling Interests	62		20		903		185
Net Income Attributable to the Redeemable Noncontrolling Interests	522		701		1,787		1,601
Net Income Attributable to ORIX Corporation	23,435		16,745		68,770		50,798
Income attributable to ORIX Corporation:
Income from continuing operations	23,746		13,152		67,914		44,178
Discontinued operations	(311)		3,593		856		6,620
Net Income Attributable to ORIX Corporation	¥ 23,435		¥ 16,745		¥ 68,770		¥ 50,798
Basic:
Income from continuing operations	¥ 220.87		¥ 122.36		¥ 631.72		¥ 411.01
Discontinued operations	¥ (2.89)		¥ 33.42		¥ 7.96		¥ 61.59
Net income attributable to ORIX Corporation	¥ 217.98		¥ 155.78		¥ 639.68		¥ 472.60
Diluted:
Income from continuing operations	¥ 184.31		¥ 104.08		¥ 527.77		¥ 348.35
Discontinued operations	¥ (2.36)		¥ 27.74		¥ 6.49		¥ 50.16
Net income attributable to ORIX Corporation	¥ 181.95		¥ 131.82		¥ 534.26		¥ 398.51

[1]	Income from discontinued operations, net includes aggregate gains and losses on sales and liquidation of subsidiaries, business units, and rental properties. The amounts of such gains for the nine months ended December 31, 2010 and 2011 and the three months ended December 31, 2010 and 2011 are ¥11,185 million, ¥3,900 million, ¥5,919 million and ¥1,980 million, respectively.